Wilmington Global Alpha Equities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 94.2%
AEROSPACE & DEFENSE − 2.0%
Axon Enterprise, Inc.*	1,081	$570,508
BAE Systems PLC	36,931	1,045,492
Boeing Co. (The)*	1,070	231,270
General Dynamics Corp.	670	256,891
General Electric Co.	1,512	544,426
HEICO Corp.	296	105,483
Northrop Grumman Corp.	1,132	614,087
Rolls-Royce Holdings PLC	47,916	955,908
Safran SA	1,514	594,974
TOTAL AEROSPACE & DEFENSE		$4,919,039
AIR FREIGHT & LOGISTICS − 0.9%
C.H. Robinson Worldwide, Inc.	3,433	507,157
DSV A/S	3,696	798,783
Expeditors International of Washington, Inc.	3,456	580,228
United Parcel Service, Inc., Class B	1,610	167,794
Yamato Holdings Co. Ltd.	6,445	83,638
TOTAL AIR FREIGHT & LOGISTICS		$2,137,600
AUTOMOBILE COMPONENTS − 0.7%
Aumovio SE*	2,623	121,112
Brembo NV	6,685	81,858
Bridgestone Corp.	8,632	213,171
Continental AG	1,272	105,784
Denso Corp.	1,841	22,605
Fuyao Glass Industry Group Co. Ltd., Class H	34,325	259,559
Hankook Tire & Technology Co. Ltd.	670	31,212
Hesai Group, ADR*	948	16,021
Hyundai Mobis Co. Ltd.	248	80,205
Koito Manufacturing Co. Ltd.	9,870	164,958
Minth Group Ltd.	40,904	144,895
Stanley Electric Co. Ltd.	4,387	95,596
Tachi-S Co. Ltd.	3,241	45,672
Tokai Rika Co. Ltd.	2,810	55,412
Toyota Boshoku Corp.	6,180	86,234
TS Tech Co. Ltd.	5,036	57,767
Valeo SE	5,629	97,392
TOTAL AUTOMOBILE COMPONENTS		$1,679,453
AUTOMOBILES − 1.8%
Bayerische Motoren Werke AG	1,170	80,196
General Motors Co.	2,892	256,983
Honda Motor Co. Ltd.	48,576	489,628
Isuzu Motors Ltd.	75,224	1,122,308
Mercedes-Benz Group AG	5,217	282,079
Nissan Motor Co. Ltd.*	29,348	61,962
Renault SA	3,852	121,632
Subaru Corp.	5,929	100,926
Suzuki Motor Corp.	28,938	377,743
Tesla, Inc.*	1,847	574,805
Description	Number of Shares	Value
Toyota Motor Corp.	44,293	$838,231
TOTAL AUTOMOBILES		$4,306,493
BANKS − 7.3%
77 Bank Ltd. (The)	7,551	163,603
ABN AMRO Bank NV	8,771	396,778
AIB Group PLC	22,702	270,009
Banco Bradesco SA, ADR	64,158	231,610
Bangkok Bank PCL	25,582	143,861
Bank Central Asia Tbk PT	1,864,100	653,321
Bank Negara Indonesia Persero Tbk PT	481,074	94,199
Bank of America Corp.	10,894	674,883
Bank of Ireland Group PLC	12,587	264,326
Bank of Nova Scotia (The)	8,950	785,092
BDO Unibank, Inc.	52,139	105,693
BNP Paribas SA	3,709	471,298
BPER Banca SpA	13,512	219,559
Chiba Bank Ltd. (The)	14,430	234,561
Dah Sing Financial Holdings Ltd.	8,701	55,276
DBS Group Holdings Ltd.	5,388	310,870
DNB Bank ASA	25,916	834,459
Erste Group Bank AG	6,472	846,041
FinecoBank Banca Fineco SpA	36,982	1,013,191
First Citizens BancShares, Inc., Class A	173	378,291
iM Financial Group Co. Ltd.	7,269	85,230
ING Groep NV	10,869	381,954
Kasikornbank PCL	29,042	212,012
Kasikornbank PCL, NVDR	11,062	80,709
KB Financial Group, Inc., ADR	1,646	193,932
KBC Group NV	2,973	427,692
KeyCorp.	11,599	262,021
Mebuki Financial Group, Inc.	18,932	175,424
Mitsubishi UFJ Financial Group, Inc.	27,034	603,845
Mizuho Financial Group, Inc.	20,178	1,046,112
Pinnacle Financial Partners, Inc.	1,863	196,044
Resona Holdings, Inc.	20,804	282,119
Royal Bank of Canada	6,713	1,405,044
Security Bank Corp.	18,687	20,594
Shiga Bank Ltd. (The)	5,150	76,522
Shinhan Financial Group Co. Ltd., ADR	4,637	324,265
Societe Generale SA	6,237	586,257
Standard Chartered PLC	18,195	537,983
Sumitomo Mitsui Trust Group, Inc.	86,020	884,516
Tochigi Bank Ltd. (The)	11,780	69,234
UniCredit SpA	14,995	1,414,206
Wells Fargo & Co.	4,131	357,125
TOTAL BANKS		$17,769,761
BEVERAGES − 1.2%
Ambev SA	56,326	177,340
Asahi Group Holdings Ltd.	33,092	345,355
Becle SAB de CV	50,401	45,484
Brown-Forman Corp., Class B	6,363	182,809
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Cia Cervecerias Unidas SA	14,627	$84,718
Coca-Cola Co. (The)	616	53,955
Coca-Cola Europacific Partners PLC	610	66,771
Coca-Cola Icecek AS	12,712	24,385
Constellation Brands, Inc., Class A	836	108,872
Diageo PLC	11,323	248,747
Embotelladora Andina SA, Class B, ADR	1,395	41,920
Heineken Holding NV	1,028	86,482
Heineken NV	3,447	312,093
Keurig Dr. Pepper, Inc.	4,616	143,650
Kirin Holdings Co. Ltd.	4,658	86,172
Monster Beverage Corp.*	8,383	807,954
Suntory Beverage & Food Ltd.	208	6,030
Tsingtao Brewery Co. Ltd., Class H	11,462	68,145
TOTAL BEVERAGES		$2,890,882
BIOTECHNOLOGY − 0.6%
Argenx SE, ADR*	700	597,674
Duality Biotherapeutics, Inc.*	2,294	53,337
Keymed Biosciences, Inc.*	8,630	80,095
Natera, Inc.*	2,382	637,804
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	368	22,627
United Therapeutics Corp.*	242	125,286
TOTAL BIOTECHNOLOGY		$1,516,823
BROADLINE RETAIL − 3.1%
Alibaba Group Holding Ltd.	59,516	906,631
Alibaba Group Holding Ltd., ADR	2,867	350,491
Amazon.com, Inc.*	19,306	5,243,123
ASKUL Corp.	17,937	141,868
Dollarama, Inc.	1,747	237,989
JD.com, Inc., Class A	7,998	131,567
Pan Pacific International Holdings Corp.	59,210	336,005
Seria Co. Ltd.	3,720	90,133
TOTAL BROADLINE RETAIL		$7,437,807
BUILDING PRODUCTS − 0.7%
AGC, Inc.	2,481	93,566
Allegion PLC	120	18,888
Assa Abloy AB, Class B	12,739	472,691
Belimo Holding AG	75	78,209
Builders FirstSource, Inc.*	1,879	124,841
Cie de Saint-Gobain SA	1,754	164,853
Geberit AG	220	144,958
Genuit Group PLC	17,614	64,783
Lennox International, Inc.	533	221,664
Trane Technologies PLC	647	294,353
TOTAL BUILDING PRODUCTS		$1,678,806
CAPITAL MARKETS − 3.6%
Amundi SA	494	53,979
Ares Management Corp., Class A	5,738	734,981
Blackrock, Inc.	836	911,566
Cboe Global Markets, Inc.	299	92,759
CME Group, Inc.	1,029	275,556
CSC Financial Co. Ltd., Class H	161,458	242,892
Daiwa Securities Group, Inc.	16,245	181,727
Description	Number of Shares	Value
Deutsche Boerse AG	857	$258,143
Hong Kong Exchanges & Clearing Ltd.	9,688	504,773
Interactive Brokers Group, Inc., Class A	8,059	709,111
Intercontinental Exchange, Inc.	3,335	508,521
Japan Exchange Group, Inc.	10,141	137,949
KKR & Co., Inc.	2,252	228,420
London Stock Exchange Group PLC	7,288	819,846
Moody's Corp.	735	351,609
Morgan Stanley	1,453	305,740
Morningstar, Inc.	639	123,052
Partners Group Holding AG	126	105,025
Raymond James Financial, Inc.	1,748	307,613
S&P Global, Inc.	1,981	816,033
Schroders PLC	5,951	47,204
T Rowe Price Group, Inc.	579	64,703
Tradeweb Markets, Inc., Class A	2,132	214,266
UBS Group AG	12,561	663,945
TOTAL CAPITAL MARKETS		$8,659,413
CHEMICALS − 2.9%
ADEKA Corp.	8,778	214,246
Aica Kogyo Co. Ltd.	11,179	257,746
Air Liquide SA	1,285	253,156
Arkema SA	1,902	129,550
Asahi Kasei Corp.	13,348	142,489
BASF SE	4,086	237,207
China BlueChemical Ltd., Class H	85,413	23,065
Dow, Inc.	1,952	59,126
Ecolab, Inc.	744	206,557
Element Solutions, Inc.	5,539	203,447
EMS-Chemie Holding AG	56	56,708
Evonik Industries AG	6,427	130,016
Fujimi, Inc.	7,277	170,338
Fuso Chemical Co. Ltd.	12,070	276,289
Givaudan SA	10	39,969
KH Neochem Co. Ltd.	12,815	263,685
Kuraray Co. Ltd.	8,160	93,591
Linde PLC	729	348,739
LyondellBasell Industries NV, Class A	600	37,248
Mitsubishi Gas Chemical Co., Inc.	8,819	227,797
Nippon Sanso Holdings Corp.	6,251	224,719
Nippon Shokubai Co. Ltd.	1,530	20,582
Nippon Soda Co. Ltd.	8,162	194,884
Nissan Chemical Corp.	5,182	240,873
NOF Corp.	2,375	41,267
Nutrien Ltd.	3,633	250,931
Osaka Soda Co. Ltd.	12,791	140,057
Sherwin-Williams Co. (The)	829	282,565
Shin-Etsu Chemical Co. Ltd.	36,083	1,286,364
Sika AG	1,416	318,587
Symrise AG	3,566	365,943
Taiyo Holdings Co. Ltd.	1,030	30,383
Tosoh Corp.	905	15,221
Valqua Ltd.	6,825	272,849
Wacker Chemie AG*	866	88,699
TOTAL CHEMICALS		$7,144,893
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES − 0.6%
Cintas Corp.	2,844	$581,968
Copart, Inc.*	11,406	332,143
Kokuyo Co. Ltd.	3,870	22,034
Prosegur Cia de Seguridad SA	14,164	49,327
Secom Co. Ltd.	2,581	111,179
Waste Management, Inc.	1,637	370,862
TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,467,513
COMMUNICATIONS EQUIPMENT − 0.6%
Arista Networks, Inc.*	2,603	469,451
Cisco Systems, Inc.	5,434	630,290
F5, Inc.*	170	68,437
Nokia OYJ	13,008	120,232
Telefonaktiebolaget LM Ericsson, Class B	15,665	154,092
Zhongji Innolight Co. Ltd., Class H*	105	13,763
TOTAL COMMUNICATIONS EQUIPMENT		$1,456,265
CONSTRUCTION & ENGINEERING − 0.4%
Bouygues SA	1,522	85,734
Dai-Dan Co. Ltd.	8,781	132,406
Ferrovial NV	1,684	110,312
Fugro NV	1,597	15,611
Hazama Ando Corp.	1,858	21,169
JGC Holdings Corp.	15,943	222,981
Kinden Corp.	1,491	65,617
Kraftia Corp.	528	27,766
Obayashi Corp.	7,420	145,835
Vinci SA	714	100,812
TOTAL CONSTRUCTION & ENGINEERING		$928,243
CONSTRUCTION MATERIALS − 0.2%
Imerys SA	1,368	37,248
James Hardie Industries PLC*	10,099	265,503
Semen Indonesia Persero Tbk PT	284,752	23,109
Taiheiyo Cement Corp.	1,966	49,785
Vicat SACA	600	45,422
TOTAL CONSTRUCTION MATERIALS		$421,067
CONSUMER FINANCE − 0.3%
Ally Financial, Inc.	3,745	162,271
Credit Acceptance Corp.*	951	541,033
Marui Group Co. Ltd.	2,076	38,675
Vanquis Banking Group PLC*	9,736	10,298
TOTAL CONSUMER FINANCE		$752,277
CONSUMER STAPLES DISTRIBUTION & RETAIL − 0.6%
Carrefour SA	8,968	164,581
Costco Wholesale Corp.	370	352,199
J Sainsbury PLC	26,302	126,836
Koninklijke Ahold Delhaize NV	5,559	219,887
Kroger Co. (The)	3,821	220,624
Tsuruha Holdings, Inc.	8,600	131,286
Walmart, Inc.	3,222	358,286
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$1,573,699
CONTAINERS & PACKAGING − 0.1%
Ball Corp.	3,656	237,274
Description	Number of Shares	Value
International Paper Co.	1,089	$44,464
Packaging Corp. of America	226	55,560
TOTAL CONTAINERS & PACKAGING		$337,298
DISTRIBUTORS − 0.1%
Genuine Parts Co.	312	38,804
Pool Corp.	765	142,068
TOTAL DISTRIBUTORS		$180,872
DIVERSIFIED REITS − 0.1%
Activia Properties, Inc.	26	23,288
British Land Co. PLC (The)	17,121	102,377
Land Securities Group PLC	12,535	119,395
Sekisui House REIT, Inc.	52	24,731
United Urban Investment Corp.	39	39,854
DIVERSIFIED REITS		$309,645
DIVERSIFIED TELECOMMUNICATION SERVICES − 0.9%
BT Group PLC	74,964	202,976
Deutsche Telekom AG	14,310	441,621
Koninklijke KPN NV	98,080	463,118
KT Corp., ADR	7,669	138,732
LG Uplus Corp.	6,559	67,253
NTT, Inc.	122,362	117,286
Orange SA	21,200	404,956
Proximus SADP	5,555	41,144
Swisscom AG	168	129,099
Telefonica Brasil SA	15,678	101,290
Telkom Indonesia Persero Tbk PT	324,358	47,353
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,154,828
ELECTRIC UTILITIES − 0.5%
American Electric Power Co., Inc.	1,128	144,215
Edison International	1,124	82,468
EDP SA	12,138	62,502
Endesa SA	1,895	92,277
Enel Americas SA	927,456	87,773
Exelon Corp.	3,402	155,880
Iberdrola SA	20,916	496,830
TOTAL ELECTRIC UTILITIES		$1,121,945
ELECTRICAL EQUIPMENT − 0.9%
AMETEK, Inc.	672	162,429
Contemporary Amperex Technology Co. Ltd., Class H	4,241	335,738
Cosel Co. Ltd.	2,874	22,208
Emerson Electric Co.	1,694	253,795
Legrand SA	1,517	230,628
Mabuchi Motor Co. Ltd.	2,128	22,043
Regal Rexnord Corp.	491	100,768
Schneider Electric SE	2,324	780,831
Sigenergy Technology Co. Ltd., Class H	895	33,248
Toyo Tanso Co. Ltd.	2,402	97,478
Ushio, Inc.	6,625	153,747
Zumtobel Group AG	1,250	5,817
TOTAL ELECTRICAL EQUIPMENT		$2,198,730
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS − 2.5%
Amphenol Corp., Class A	5,915	950,540
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Azbil Corp.	5,725	$59,282
Canon Marketing Japan, Inc.	1,281	28,785
CDW Corp.	1,521	224,819
Corning, Inc.	874	120,831
Delta Electronics, Inc.	14,855	730,831
Flex Ltd.*	5,608	637,910
Halma PLC	3,013	143,953
Horiba Ltd.	281	44,103
Jabil, Inc.	1,111	350,021
Jeol Ltd.	4,000	203,067
Kaga Electronics Co. Ltd.	9,460	274,746
Keyence Corp.	3,480	1,745,523
Luxshare Precision Industry Co. Ltd., Class H*	19,126	135,841
Maruwa Co. Ltd.	779	263,774
Maxell Ltd.	4,211	54,139
PAX Global Technology Ltd.	22,863	11,496
Shimadzu Corp.	2,664	67,752
Yokogawa Electric Corp.	2,745	97,900
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$6,145,313
ENERGY EQUIPMENT & SERVICES − 0.1%
SLB Ltd.	4,934	244,677
ENTERTAINMENT − 0.8%
Avex, Inc.	2,820	23,355
Capcom Co. Ltd.	154	3,869
Embracer Group AB*	10,849	76,923
Live Nation Entertainment, Inc.*	484	84,279
NetEase, Inc.	12,397	329,837
Nexon Co. Ltd.	8,157	127,840
Nintendo Co. Ltd.	5,503	262,505
Spotify Technology SA*	1,416	707,915
Universal Music Group NV	4,847	79,973
Walt Disney Co. (The)	2,379	228,836
TOTAL ENTERTAINMENT		$1,925,332
FINANCIAL SERVICES − 1.5%
Adyen NV*	18	18,310
Berkshire Hathaway, Inc., Class B*	1,505	769,868
Fiserv, Inc.*	1,434	77,350
GMO Financial Gate, Inc.	3,617	145,676
GMO Payment Gateway, Inc.	6,252	389,583
Groupe Bruxelles Lambert NV	634	57,185
Mastercard, Inc., Class A	3,047	1,746,236
Mitsubishi HC Capital, Inc.	11,280	103,857
Poste Italiane SpA	3,591	108,637
Visa, Inc., Class A	970	355,146
TOTAL FINANCIAL SERVICES		$3,771,848
FOOD PRODUCTS − 0.7%
Ajinomoto Co., Inc.	4,538	139,945
Astral Foods Ltd.	3,271	42,075
China Mengniu Dairy Co. Ltd.	54,223	130,831
Chocoladefabriken Lindt & Spruengli AG	26	300,094
Danone SA	1,835	142,738
Hershey Co. (The)	125	21,881
Indofood CBP Sukses Makmur Tbk PT	182,127	70,584
Kerry Group PLC, Class A	533	50,885
Description	Number of Shares	Value
M Dias Branco SA	17,592	$59,622
Nestle SA	3,597	359,524
Orkla ASA	2,289	25,426
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	254,546	20,196
Tate & Lyle PLC	7,803	58,147
Toyo Suisan Kaisha Ltd.	111	7,202
Tyson Foods, Inc., Class A	2,309	133,830
Ulker Biskuvi Sanayi AS	19,451	35,275
TOTAL FOOD PRODUCTS		$1,598,255
GAS UTILITIES − 0.3%
Atmos Energy Corp.	4,027	695,785
ENN Energy Holdings Ltd.	5,604	33,534
Osaka Gas Co. Ltd.	2,545	87,316
TOTAL GAS UTILITIES		$816,635
GROUND TRANSPORTATION − 0.6%
Ayvens SA	9,034	121,758
Canadian National Railway Co.	1,518	193,105
Canadian National Railway Co.	2,955	375,738
Central Japan Railway Co.	761	18,937
DiDi Global, Inc., ADR*	62,109	219,866
East Japan Railway Co.	3,237	74,479
Old Dominion Freight Line, Inc.	1,571	333,272
West Japan Railway Co.	627	11,831
TOTAL GROUND TRANSPORTATION		$1,348,986
HEALTH CARE EQUIPMENT & SUPPLIES − 0.9%
Becton Dickinson & Co.	799	132,330
Boston Scientific Corp.*	3,122	145,891
Coloplast A/S, Class B	974	64,410
Cooper Cos., Inc. (The)*	1,970	142,470
Hoya Corp.	3,096	473,431
IDEXX Laboratories, Inc.*	464	259,409
Koninklijke Philips NV	8,789	231,571
Medtronic PLC	654	55,845
ResMed, Inc.	295	62,239
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	198,279	84,879
Siemens Healthineers AG	1,041	44,331
STERIS PLC	900	205,560
Straumann Holding AG	122	15,109
Stryker Corp.	281	91,522
Sysmex Corp.	14,230	143,688
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,152,685
HEALTH CARE PROVIDERS & SERVICES − 1.5%
Alfresa Holdings Corp.	5,525	80,140
As One Corp.	9,491	143,010
BML, Inc.	1,690	37,905
Cardinal Health, Inc.	1,314	302,259
Cencora, Inc.	1,003	312,274
CVS Health Corp.	677	70,699
Elevance Health, Inc.	3,098	1,164,352
Fresenius SE & Co. KGaA	3,410	175,265
HCA Healthcare, Inc.	103	41,467
Netcare Ltd.	79,679	91,275
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Ship Healthcare Holdings, Inc.	12,888	$206,466
UnitedHealth Group, Inc.	2,202	912,509
TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,537,621
HEALTH CARE REITS − 0.4%
Welltower, Inc.	4,287	1,005,044
HEALTH CARE TECHNOLOGY − 0.1%
M3, Inc.	23,810	266,748
Veeva Systems, Inc., Class A*	457	93,127
TOTAL HEALTH CARE TECHNOLOGY		$359,875
HOTELS, RESTAURANTS & LEISURE − 1.9%
Accor SA	9,743	506,695
Airbnb, Inc., Class A*	1,344	203,643
Choice Hotels International, Inc.	2,753	306,932
Compass Group PLC	36,028	1,144,100
Darden Restaurants, Inc.	2,835	577,149
Evolution AB*	142	10,838
Galaxy Entertainment Group Ltd.	15,102	65,860
Hyatt Hotels Corp., Class A	761	132,460
McDonald's Corp.	678	183,494
McDonald's Holdings Co. Japan Ltd.	707	35,931
Meituan, Class B*	27,203	321,172
Sodexo SA	1,698	111,655
Trip.com Group Ltd., ADR*	5,350	251,503
Viking Holdings Ltd.*	6,401	667,944
Yum China Holdings, Inc.	2,053	97,280
Yum! Brands, Inc.	542	83,078
TOTAL HOTELS, RESTAURANTS & LEISURE		$4,699,734
HOUSEHOLD DURABLES − 0.9%
Barratt Developments PLC	26,657	105,941
Coway Co. Ltd.	741	46,945
Crest Nicholson Holdings PLC	15,768	13,129
Garmin Ltd.	451	132,495
Nikon Corp.	4,145	49,252
NVR, Inc.*	88	540,940
Rinnai Corp.	3,820	85,424
SEB SA	1,239	83,452
Sekisui House Ltd.	13,063	285,979
Sony Group Corp.	34,393	803,726
TOTAL HOUSEHOLD DURABLES		$2,147,283
HOUSEHOLD PRODUCTS − 0.8%
Henkel AG & Co. KGaA	1,042	85,382
Kimberly-Clark Corp.	6,886	752,708
Kimberly-Clark de Mexico SAB de CV, Class A	42,944	99,652
Reckitt Benckiser Group PLC	14,037	990,695
Unicharm Corp.	1,078	6,838
TOTAL HOUSEHOLD PRODUCTS		$1,935,275
INDUSTRIAL CONGLOMERATES − 0.4%
CK Hutchison Holdings Ltd.	18,356	171,982
Hikari Tsushin, Inc.	892	218,109
Hitachi Ltd.	8,221	269,407
Honeywell International, Inc.	851	206,836
Lifco AB, Class B	929	31,640
Sekisui Chemical Co. Ltd.	4,660	77,558
Description	Number of Shares	Value
Smiths Group PLC	2,548	$90,988
TOTAL INDUSTRIAL CONGLOMERATES		$1,066,520
INDUSTRIAL REITS − 0.2%
Industrial & Infrastructure Fund Investment Corp.	21	18,581
LaSalle Logiport REIT	206	197,057
Prologis, Inc.	1,731	250,320
TOTAL INDUSTRIAL REITS		$465,958
INSURANCE − 5.0%
Admiral Group PLC	11,784	597,360
Ageas SA	3,237	267,885
AIA Group Ltd.	122,061	1,230,484
Allianz SE	728	362,619
ASR Nederland NV	634	51,834
Aviva PLC	17,097	160,014
AXA SA	4,312	223,489
China Pacific Insurance Group Co. Ltd., Class H	70,536	275,307
China Reinsurance Group Corp., Class H	384,188	67,155
Chubb Ltd.	1,044	366,110
Daiichi Life Group, Inc.	36,358	438,382
Gjensidige Forsikring ASA	885	26,400
Helvetia Baloise Holding AG	161	43,175
Intact Financial Corp.	2,458	482,623
Japan Post Insurance Co. Ltd.	17,100	188,290
Mapfre SA	7,330	37,481
Markel Group, Inc.*	299	562,820
Marsh & McLennan Cos., Inc.	1,703	323,042
MetLife, Inc.	1,507	144,868
MS&AD Insurance Group Holdings, Inc.	18,335	564,417
Muenchener Rueckversicherungs AG	192	115,334
NN Group NV	2,725	256,862
Old Mutual Ltd.	170,363	137,808
People's Insurance Co. Group of China Ltd. (The), Class H	227,659	158,267
PICC Property & Casualty Co. Ltd., Class H	80,756	168,542
Principal Financial Group, Inc.	641	72,882
Progressive Corp. (The)	3,549	750,330
Prudential PLC	61,426	923,144
RLI Corp.	3,780	231,487
Sampo OYJ, Class A	9,098	100,731
Standard Life PLC	5,478	68,263
Sun Life Financial, Inc.	3,585	297,444
Swiss Life Holding AG	21	24,780
T&D Holdings, Inc.	26,550	836,745
Talanx AG	4,053	538,703
Tokio Marine Holdings, Inc.	15,008	764,904
Tryg A/S	2,668	63,492
Zurich Insurance Group AG	313	238,421
TOTAL INSURANCE		$12,161,894
INTERACTIVE MEDIA & SERVICES − 4.4%
Alphabet, Inc., Class A	19,578	6,972,313
Alphabet, Inc., Class C	2,893	1,031,788
Baidu, Inc., Class A*	9,996	138,471
Kakaku.com, Inc.	57	1,324
Meta Platforms, Inc., Class A	1,889	1,051,625
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Scout24 SE	595	$51,012
Tencent Holdings Ltd.	23,865	1,458,223
TOTAL INTERACTIVE MEDIA & SERVICES		$10,704,756
IT SERVICES − 0.9%
Accenture PLC, Class A	1,334	221,337
Alten SA	1,196	104,008
BIPROGY, Inc.	8,633	264,925
Cognizant Technology Solutions Corp., Class A	1,371	75,885
DTS Corp.	22,278	162,022
Future Corp.	11,233	173,051
Globant SA*	2,854	104,456
International Business Machines Corp.	1,656	370,364
Nomura Research Institute Ltd.	1,946	57,570
Obic Co. Ltd.	3,699	106,101
Otsuka Corp.	2,935	60,562
Sopra Steria Group	418	88,726
TechMatrix Corp.	24,603	317,149
TISI, Inc.	1,239	29,704
TOTAL IT SERVICES		$2,135,860
LEISURE PRODUCTS − 0.4%
Bandai Namco Holdings, Inc.	11,866	343,749
Roland Corp.	6,019	158,145
Sega Sammy Holdings, Inc.	25,455	439,739
Shimano, Inc.	207	26,129
Spin Master Corp.	3,322	48,769
TOTAL LEISURE PRODUCTS		$1,016,531
LIFE SCIENCES TOOLS & SERVICES − 0.4%
Agilent Technologies, Inc.	1,745	241,456
Charles River Laboratories International, Inc.*	347	80,681
Danaher Corp.	676	131,806
Hangzhou Tigermed Consulting Co. Ltd., Class H	4,952	23,792
ICON PLC*	876	143,283
Mettler-Toledo International, Inc.*	80	113,304
Thermo Fisher Scientific, Inc.	245	140,703
Waters Corp.*	509	192,051
TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,067,076
MACHINERY − 3.3%
Alfa Laval AB	956	56,574
Amada Co. Ltd.	1,830	31,396
ARCHION Corp.*	10,992	18,570
Atlas Copco AB, Class A	15,335	324,026
Atlas Copco AB, Class B	6,927	127,994
Bodycote PLC	3,364	32,835
Daifuku Co. Ltd.	3,000	110,509
Daimler Truck Holding AG	4,031	227,996
Deere & Co.	1,121	664,383
Dover Corp.	1,562	319,616
Duerr AG	1,906	39,355
Graco, Inc.	2,447	194,243
Hoshizaki Corp.	8,212	292,869
IDEX Corp.	218	50,238
Illinois Tool Works, Inc.	741	212,630
Kone OYJ, Class B	6,285	362,625
Description	Number of Shares	Value
Kubota Corp.	12,960	$219,873
MISUMI Group, Inc.	20,318	483,385
Nachi-Fujikoshi Corp.	1,703	57,593
Nordson Corp.	121	36,031
OKUMA Corp.	3,750	114,533
OSG Corp.	13,108	299,054
PACCAR, Inc.	11,889	1,577,433
Parker-Hannifin Corp.	437	426,744
Rational AG	40	31,142
Sandvik AB	6,190	231,473
Sany Heavy Industry Co. Ltd., Class H	29,882	80,358
Schindler Holding AG	198	60,563
Schindler Holding AG	323	101,674
SKF AB, Class B	6,515	176,343
SMC Corp.	340	146,901
Snap-on, Inc.	130	53,353
Spirax Group PLC	584	54,754
Sumitomo Heavy Industries Ltd.	2,720	87,929
Tadano Ltd.	6,940	57,674
Techtronic Industries Co. Ltd.	6,533	109,754
THK Co. Ltd.	5,592	230,108
Tsubakimoto Chain Co.	3,295	52,868
VAT Group AG	184	137,720
Weichai Power Co. Ltd., Class H	42,060	175,861
TOTAL MACHINERY		$8,068,980
MARINE TRANSPORTATION − 0.0%**
Kuehne + Nagel International AG	384	97,790
MEDIA − 0.6%
CyberAgent, Inc.	16,469	150,466
Dentsu Group, Inc.*	5,290	117,378
EchoStar Corp., Class A*	1,263	106,206
Hakuhodo DY Holdings, Inc.	9,850	80,390
Havas NV	4,478	95,886
IPSOS	1,400	57,841
Megacable Holdings SAB de CV	20,133	67,968
Metropole Television SA	2,608	36,485
Nippon Television Holdings, Inc.	3,029	55,311
Omnicom Group, Inc.	919	72,325
Publicis Groupe SA	3,741	399,279
RTL Group SA	1,275	47,732
Television Francaise 1 SA	6,012	49,285
TV Asahi Holdings Corp.	3,849	75,453
WPP PLC	19,346	78,144
TOTAL MEDIA		$1,490,149
METALS & MINING − 1.0%
Anglo American PLC	13,458	681,264
APERAM SA	833	44,001
ARE Holdings, Inc.	11,855	228,117
Barrick Mining Corp.	3,018	110,765
Ferrexpo PLC*	52,696	20,298
Freeport-McMoRan, Inc.	3,437	215,259
Maruichi Steel Tube Ltd.	11,172	124,763
Neturen Co. Ltd.	1,705	14,702
Outokumpu OYJ	14,908	89,780
Reliance, Inc.	694	281,834
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Rio Tinto PLC	3,223	$313,178
Yamato Kogyo Co. Ltd.	2,470	207,935
Zijin Gold International Co. Ltd.	800	12,097
Zijin Mining Group Co. Ltd., Class H	29,612	125,732
TOTAL METALS & MINING		$2,469,725
MULTI-UTILITIES − 0.8%
CMS Energy Corp.	2,029	146,068
Engie SA	23,809	742,153
National Grid PLC	19,208	307,441
Sempra	9,291	822,718
TOTAL MULTI-UTILITIES		$2,018,380
OFFICE REITS − 0.2%
Derwent London PLC	4,466	126,737
Gecina SA	365	31,621
Japan Prime Realty Investment Corp.	43	26,422
Japan Real Estate Investment Corp.	81	61,985
Nippon Building Fund, Inc.	99	83,507
Orix JREIT, Inc.	66	42,709
TOTAL OFFICE REITS		$372,981
OIL, GAS & CONSUMABLE FUELS − 2.8%
BP PLC	53,224	399,881
Canadian Natural Resources Ltd.	13,347	635,812
Canadian Natural Resources Ltd.	4,194	199,970
Chevron Corp.	764	150,378
ConocoPhillips	1,547	186,383
DCC Energy PLC	2,048	175,116
Diamondback Energy, Inc.	994	201,732
Enbridge, Inc.	7,480	407,015
Eni SpA	20,102	559,171
ExxonMobil Holdings Corp.	2,909	452,175
OMV AG	1,253	91,626
Shell PLC	18,683	855,153
Targa Resources Corp.	1,738	469,903
Texas Pacific Land Corp.	171	68,841
TotalEnergies SE	20,713	1,826,068
Williams Cos., Inc. (The)	3,594	257,115
TOTAL OIL, GAS & CONSUMABLE FUELS		$6,936,339
PAPER & FOREST PRODUCTS − 0.2%
Mondi PLC	9,063	109,272
Stora Enso OYJ, Class R	10,109	116,249
Suzano SA	14,327	122,605
UPM-Kymmene OYJ	4,187	113,911
TOTAL PAPER & FOREST PRODUCTS		$462,037
PASSENGER AIRLINES − 0.1%
easyJet PLC	17,686	150,570
Japan Airlines Co. Ltd.	5,947	109,690
TOTAL PASSENGER AIRLINES		$260,260
PERSONAL CARE PRODUCTS − 0.8%
Beiersdorf AG	1,774	164,789
Kao Corp.	4,778	98,217
Kenvue, Inc.	1,222	23,511
LG H&H Co. Ltd.	542	108,294
Description	Number of Shares	Value
L'Oreal SA	626	$278,818
Natura Cosmeticos SA*	65,779	108,871
Unilever PLC	14,932	950,087
Unilever PLC	5,125	328,193
TOTAL PERSONAL CARE PRODUCTS		$2,060,780
PHARMACEUTICALS − 5.3%
Almirall SA	4,619	59,287
Astellas Pharma, Inc.	3,631	49,871
AstraZeneca PLC	4,856	826,056
AstraZeneca PLC	968	164,211
Chugai Pharmaceutical Co. Ltd.	16,373	710,447
Daiichi Sankyo Co. Ltd.	45,631	737,467
Eisai Co. Ltd.	3,399	102,184
Eli Lilly & Co.	1,302	1,495,790
Galderma Group AG*	2,821	613,882
Genomma Lab Internacional SAB de CV, Class B	88,661	75,098
GSK PLC	26,613	692,014
Haleon PLC	32,409	158,660
Hikma Pharmaceuticals PLC	5,434	116,004
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	28,957	211,061
Johnson & Johnson	3,610	925,423
Kissei Pharmaceutical Co. Ltd.	503	12,844
Kyowa Kirin Co. Ltd.	5,140	82,510
Merck & Co., Inc.	10,483	1,364,886
Merck KGaA	2,047	338,304
Novartis AG	3,095	484,033
Novo Nordisk A/S, Class B	7,350	347,667
Otsuka Holdings Co. Ltd.	4,211	291,988
Roche Holding AG	2,428	1,061,261
Sanofi SA	6,487	558,606
Shionogi & Co. Ltd.	48,672	880,053
Takeda Pharmaceutical Co. Ltd.	7,623	261,741
UCB SA	1,404	360,384
TOTAL PHARMACEUTICALS		$12,981,732
PROFESSIONAL SERVICES − 1.5%
Adecco Group AG	2,945	82,316
CACI International, Inc., Class A*	334	166,248
dip Corp.	17,645	206,303
Experian PLC	8,651	326,400
Hays PLC	50,451	38,524
Intertek Group PLC	739	58,369
MEITEC Group Holdings, Inc.	887	18,567
Michael Page PLC	13,119	32,245
Open Up Group, Inc.	14,895	187,980
Persol Holdings Co. Ltd.	202,469	336,144
Randstad NV	2,572	108,734
Recruit Holdings Co. Ltd.	7,270	574,918
RELX PLC	9,804	344,826
SGS SA	500	59,248
SIGMAXYZ Holdings, Inc.	67,432	253,252
SThree PLC	8,789	30,223
Transcosmos, Inc.	1,720	40,913
TransUnion	9,753	766,781
TOTAL PROFESSIONAL SERVICES		$3,631,991
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.4%
China Resources Mixc Lifestyle Services Ltd.	17,048	$86,707
CK Asset Holdings Ltd.	22,066	134,404
Daito Trust Construction Co. Ltd.	9,400	198,416
Daiwa House Industry Co. Ltd.	482	14,155
Hulic Co. Ltd.	1,487	16,349
KE Holdings, Inc., ADR	4,389	74,394
KE Holdings, Inc., Class A	18,159	101,852
Mitsubishi Estate Co. Ltd.	5,506	133,670
Relo Group, Inc.	12,316	155,390
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$915,337
RESIDENTIAL REITS − 0.2%
Advance Residence Investment Corp.	36	33,402
AvalonBay Communities, Inc.	652	121,018
Mitsui Fudosan Accommodations Fund, Inc.	23	17,720
Sun Communities, Inc.	357	44,082
UDR, Inc.	2,521	96,202
UNITE Group PLC (The)	13,074	94,972
TOTAL RESIDENTIAL REITS		$407,396
RETAIL REITS − 0.1%
Japan Metropolitan Fund Invest	91	67,219
Simon Property Group, Inc.	954	218,819
TOTAL RETAIL REITS		$286,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 9.4%
Advanced Micro Devices, Inc.*	1,324	630,423
ams-OSRAM AG*	2,453	48,735
Analog Devices, Inc.	1,717	630,843
ASML Holding NV	1,277	2,104,426
ASML Holding NV	180	293,220
ASPEED Technology, Inc.	677	295,458
Broadcom, Inc.	7,504	2,921,157
Disco Corp.	501	179,075
Kioxia Holdings Corp.*	930	259,225
Lasertec Corp.	354	81,325
MACOM Technology Solutions Holdings, Inc.*	376	94,541
MediaTek, Inc.	2,350	250,340
Microchip Technology, Inc.	3,331	247,460
Micron Technology, Inc.	481	395,877
Miraial Co. Ltd.	1,080	10,466
NVIDIA Corp.	35,244	7,075,233
NXP Semiconductors NV	741	169,808
Optorun Co. Ltd.	2,482	45,427
Rohm Co. Ltd.	7,099	188,241
SK hynix, Inc.	311	353,189
Taiwan Semiconductor Manufacturing Co. Ltd.	25,247	1,867,401
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,717	2,311,097
Texas Instruments, Inc.	2,296	633,099
Tokyo Electron Ltd.	3,546	1,185,560
Tri Chemical Laboratories, Inc.	12,208	244,270
Ulvac, Inc.	6,065	319,879
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$22,835,775
SOFTWARE − 2.9%
Appfolio, Inc., Class A*	736	132,620
Description	Number of Shares	Value
Cadence Design Systems, Inc.*	795	$270,316
Constellation Software, Inc.	273	584,810
Dassault Systemes SE	3,157	73,448
Dynatrace, Inc.*	3,877	171,829
Intuit, Inc.	577	182,372
Lumine Group, Inc.*	844	14,594
Microsoft Corp.	8,487	3,944,079
Nemetschek SE	433	29,186
Roper Technologies, Inc.	686	268,892
Sage Group PLC (The)	6,449	84,953
Salesforce, Inc.	1,369	251,923
Sansan, Inc.	12,607	160,227
SAP SE	2,860	524,224
Synopsys, Inc.*	559	217,317
Topicus.com, Inc.*	376	27,358
Trimble, Inc.*	695	39,323
Tyler Technologies, Inc.*	87	26,935
Zscaler, Inc.*	657	99,338
TOTAL SOFTWARE		$7,103,744
SPECIALIZED REITS − 1.0%
American Tower Corp.	3,253	563,940
Equinix, Inc.	820	835,809
Lamar Advertising Co., Class A	4,930	788,603
Public Storage	580	188,019
TOTAL SPECIALIZED REITS		$2,376,371
SPECIALTY RETAIL − 2.0%
ABC-Mart, Inc.	9,144	156,461
and ST HD Co. Ltd.	3,650	77,440
Dick's Sporting Goods, Inc.	1,113	218,048
Fast Retailing Co. Ltd.	545	266,870
Five Below, Inc.*	1,975	428,832
Home Depot, Inc. (The)	1,243	412,626
Industria de Diseno Textil SA	13,069	852,931
JINS Holdings, Inc.	1,380	55,077
Kingfisher PLC	36,684	153,044
Lojas Renner SA	41,278	110,338
O'Reilly Automotive, Inc.*	4,206	375,806
PAL GROUP Holdings Co. Ltd.	16,651	157,126
Ross Stores, Inc.	3,080	773,296
TJX Cos., Inc. (The)	2,530	398,070
Ultrapar Participacoes SA	10,845	70,536
USS Co. Ltd.	1,896	23,944
Xebio Holdings Co. Ltd.	3,528	24,281
Zalando SE*	5,454	177,883
ZOZO, Inc.	5,772	41,620
TOTAL SPECIALTY RETAIL		$4,774,229
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS − 3.7%
Apple, Inc.	25,796	7,968,642
Canon, Inc.	455	12,665
Dell Technologies, Inc., Class C	1,287	521,711
FUJIFILM Holdings Corp.	3,163	74,456
HP, Inc.	2,669	72,784
Quadient SA	1,937	30,355
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Samsung Electronics Co. Ltd.	2,000	$348,110
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$9,028,723
TEXTILES, APPAREL & LUXURY GOODS − 0.2%
Burberry Group PLC*	6,258	100,869
Deckers Outdoor Corp.*	373	36,136
Hermes International SCA	59	104,541
Shenzhou International Group Holdings Ltd.	8,755	49,758
Swatch Group AG - BR (The)	649	145,101
Xtep International Holdings Ltd.	95,917	46,226
Yue Yuen Industrial Holdings Ltd.	40,954	74,119
TOTAL TEXTILES, APPAREL & LUXURY GOODS		$556,750
TOBACCO − 1.0%
British American Tobacco PLC	20,172	1,223,653
Imperial Brands PLC	322	12,220
Japan Tobacco, Inc.	6,022	268,502
Philip Morris International, Inc.	4,660	889,221
TOTAL TOBACCO		$2,393,596
TRADING COMPANIES & DISTRIBUTORS − 0.8%
Brenntag SE	1,395	98,371
Bunzl PLC	1,321	49,851
Fastenal Co.	7,897	376,766
Inaba Denki Sangyo Co. Ltd.	1,280	22,827
ITOCHU Corp.	21,431	268,951
MonotaRO Co. Ltd.	1,137	14,348
Sumitomo Corp.	22,868	237,369
Toyota Tsusho Corp.	3,814	158,301
Travis Perkins PLC	12,662	94,867
WW Grainger, Inc.	470	649,643
TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,971,294
TRANSPORTATION INFRASTRUCTURE − 0.0%**
Kamigumi Co. Ltd.	998	32,409
WATER UTILITIES − 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	126,224	686,007
WIRELESS TELECOMMUNICATION SERVICES − 0.8%
America Movil SAB de CV, Series B	176,032	223,604
Empresa Nacional de Telecomunicaciones SA	6,938	27,088
KDDI Corp.	70,512	1,299,093
MTN Group Ltd.	9,615	119,198
SK Telecom Co. Ltd.	1,559	88,096
SoftBank Corp.	151,835	213,112
Description	Number of Shares	Value
VEON Ltd., ADR*	834	$43,610
TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,013,801
TOTAL COMMON STOCKS (Cost $ 160,171,918)		$229,583,124
EXCHANGE-TRADED FUNDS − 0.3%
EQUITY FUNDS − 0.3%
iShares Core MSCI EAFE ETF	6,504	639,018
Next Funds TOPIX ETF	19,018	49,224
TOTAL EXCHANGE-TRADED FUNDS (Cost $ 652,251)		$688,242
PREFERRED STOCKS − 0.2%
CONSUMER DISCRETIONARY − 0.1%
Volkswagen AG 7.00%	1,840	159,017
CONSUMER STAPLES − 0.1%
Henkel AG & Co. KGaA 2.62%	1,808	157,619
FINANCIALS − 0.0%**
Banco do Estado do Rio Grande do Sul SA 11.62%	22,300	61,588
INFORMATION TECHNOLOGY − 0.0%**
Samsung Electronics Co. Ltd. 0.98%	343	43,103
MATERIALS − 0.0%**
Fuchs SE 2.95%	1,578	73,142
TOTAL PREFERRED STOCKS (Cost $ 476,413)		$494,469
WARRANTS − 0.0%**
Constellation Software, Inc., Expire 03/31/40*,(1)	905	—
TOTAL WARRANTS (Cost $ —)		$—
MONEY MARKET FUND − 2.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares 3.56%^	6,151,225	6,151,225
TOTAL MONEY MARKET FUND (Cost $ 6,151,225)		$6,151,225
TOTAL INVESTMENTS – 97.2% (COST $ 167,451,807)		$236,917,060
OTHER ASSETS LESS LIABILITIES – 2.8%		6,805,454
TOTAL NET ASSETS – 100.0%		$243,722,514
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$2,322,665	$2,596,374	$—	$4,919,039
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
	Level 1	Level 2	Level 3	Total
Air Freight & Logistics	$1,255,179	$882,421	$—	$2,137,600
Automobile Components	16,021	1,663,432	—	1,679,453
Automobiles	831,788	3,474,705	—	4,306,493
Banks	4,808,307	12,961,454	—	17,769,761
Beverages	1,713,473	1,177,409	—	2,890,882
Biotechnology	1,360,764	156,059	—	1,516,823
Broadline Retail	5,831,603	1,606,204	—	7,437,807
Building Products	659,746	1,019,060	—	1,678,806
Capital Markets	5,643,930	3,015,483	—	8,659,413
Chemicals	1,388,613	5,756,280	—	7,144,893
Commercial Services & Supplies	1,284,973	182,540	—	1,467,513
Communications Equipment	1,181,941	274,324	—	1,456,265
Construction & Engineering	—	928,243	—	928,243
Construction Materials	265,503	155,564	—	421,067
Consumer Finance	703,304	48,973	—	752,277
Consumer Staples Distribution & Retail	931,109	642,590	—	1,573,699
Containers & Packaging	337,298	—	—	337,298
Distributors	180,872	—	—	180,872
Diversified REITs	—	309,645	—	309,645
Diversified Telecommunication Services	240,022	1,914,806	—	2,154,828
Electric Utilities	470,336	651,609	—	1,121,945
Electrical Equipment	516,992	1,681,738	—	2,198,730
Electronic Equipment, Instruments & Components	2,419,962	3,725,351	—	6,145,313
Energy Equipment & Services	244,677	—	—	244,677
Entertainment	1,021,030	904,302	—	1,925,332
Financial Services	2,948,600	823,248	—	3,771,848
Food Products	215,333	1,382,922	—	1,598,255
Gas Utilities	695,785	120,850	—	816,635
Ground Transportation	1,121,981	227,005	—	1,348,986
Health Care Equipment & Supplies	1,095,266	1,057,419	—	2,152,685
Health Care Providers & Services	2,803,560	734,061	—	3,537,621
Health Care REITs	1,005,044	—	—	1,005,044
Health Care Technology	93,127	266,748	—	359,875
Hotels, Restaurants & Leisure	2,406,203	2,293,531	—	4,699,734
Household Durables	673,435	1,473,848	—	2,147,283
Household Products	852,360	1,082,915	—	1,935,275
Industrial Conglomerates	206,836	859,684	—	1,066,520
Industrial REITs	—	215,638	—	215,638
Insurance	3,231,606	8,930,288	—	12,161,894
Interactive Media & Services	9,055,726	1,649,030	—	10,704,756
IT Services	772,042	1,363,818	—	2,135,860
Leisure Products	48,769	967,762	—	1,016,531
Life Sciences Tools & Services	1,043,284	23,792	—	1,067,076
Machinery	3,534,671	4,534,309	—	8,068,980
Marine Transportation	—	97,790	—	97,790
Media	246,499	1,243,650	—	1,490,149
Metals & Mining	607,858	1,861,867	—	2,469,725
Multi-Utilities	968,786	1,049,594	—	2,018,380
Office REITs	—	372,981	—	372,981
Oil, Gas & Consumable Fuels	3,029,324	3,907,015	—	6,936,339
Paper & Forest Products	122,605	339,432	—	462,037
Passenger Airlines	—	260,260	—	260,260
Personal Care Products	132,382	1,928,398	—	2,060,780
Pharmaceuticals	4,025,408	8,956,324	—	12,981,732
Professional Services	933,029	2,698,962	—	3,631,991
Real Estate Management & Development	74,394	840,943	—	915,337
Residential REITs	44,082	146,094	—	190,176
Retail REITs	218,819	67,219	—	286,038
Semiconductors & Semiconductor Equipment	15,402,758	7,433,017	—	22,835,775
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
	Level 1	Level 2	Level 3	Total
Software	$6,231,706	$872,038	$—	$7,103,744
Specialized REITs	2,376,371	—	—	2,376,371
Specialty Retail	2,787,552	1,986,677	—	4,774,229
Technology Hardware, Storage & Peripherals	8,563,137	465,586	—	9,028,723
Textiles, Apparel & Luxury Goods	36,136	520,614	—	556,750
Tobacco	889,221	1,504,375	—	2,393,596
Trading Companies & Distributors	1,026,409	944,885	—	1,971,294
Transportation Infrastructure	—	32,409	—	32,409
Water Utilities	686,007	—	—	686,007
Wireless Telecommunication Services	294,302	1,719,499	—	2,013,801
Exchange-Traded Funds	639,018	49,224	—	688,242
Preferred Stocks	61,588	432,881	—	494,469
Warrants	—	—	— (a)	—
Money Market Fund	6,151,225	—	—	6,151,225
Real Estate Investment Trusts	467,540	—	—	467,540
Total Investments in Securities	$123,449,892	$113,467,168	$—	$236,917,060
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$94,814	$—	$94,814
Financial Futures Contracts	42,018	—	—	42,018
Total Assets - Other Financial Instruments	$42,018	$94,814	$—	$136,832
Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(217,936)	$—	$(217,936)
Financial Futures Contracts	(1,737,312)	—	—	(1,737,312)
Total Liabilities - Other Financial Instruments	$(1,737,312)	$(217,936)	$—	$(1,955,248)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!
Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HSCE	Hang Seng China Enterprises
JPY	Japanese Yen
LLC	Limited Liability Corporation
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor's
SCA	Limited Partnership With Share Capital
SpA	Societa per Azioni
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

At July 31, 2026, the country allocations of the Fund’s investments were as follows:

% of Net Assets
United States	44.4%
Japan	17.3%
United Kingdom	5.8%
France	3.5%
China	3.1%
Canada	2.5%
Netherlands	2.4%
Germany	2.3%
Taiwan	2.2%
Switzerland	1.6%
Italy	1.4%
Hong Kong	1.3%
Other Countries	6.9%
Other	5.3%
100.0%
At July 31, 2026, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
9/16/2026	UBS Securities LLC	237,000,000 JPY	$1,467,360	$1,495,148	$—	$(27,788)
9/16/2026	Deutsche Bank AG	7,389,000 GBP	9,895,056	9,958,318	—	(63,262)
9/16/2026	Deutsche Bank AG	12,798,000 EUR	14,831,482	14,785,753	45,729	—
9/16/2026	JP Morgan Securities LLC	390,000 CHF	493,517	484,905	8,612	—
9/16/2026	Wells Fargo Securities LLC	3,685,000 CAD	2,657,574	2,634,111	23,463	—
9/16/2026	Goldman Sachs & Co.	59,675,000 HKD	7,638,890	7,621,880	17,010	—
9/16/2026	BNP Paribas	4,805,200,000 JPY	30,187,405	30,314,291	—	(126,886)
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$94,814	$(217,936)
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)
At July 31, 2026, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	September 2026	22	$3,428,928	$3,461,008	$32,080	$—
SHORT POSITIONS:
EXCHANGE-TRADED:
E-mini Russell 2000 Index	September 2026	49	7,208,038	7,198,100	9,938	—
E-mini S&P 500 Index	September 2026	70	26,229,663	26,317,375	—	(87,712)
Euro STOXX 50 Index	September 2026	212	15,309,412	15,579,933	—	(270,521)
FTSE 100 Index	September 2026	79	11,144,301	11,568,210	—	(423,909)
HSCE Index	August 2026	95	5,107,173	5,230,669	—	(123,496)
MSCI EAFE Index	September 2026	133	21,102,193	21,162,295	—	(60,102)
S&P TSX 60 Index	September 2026	8	2,344,839	2,379,142	—	(34,303)
TOPIX Index	September 2026	111	27,074,648	27,811,917	—	(737,269)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$42,018	$(1,737,312)
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2026 (unaudited)